Offerings	Aug. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	6,667,042
Proposed Maximum Offering Price per Unit	9.99
Maximum Aggregate Offering Price	$ 66,603,749.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,197.03
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of common shares are registered hereunder that may be issued upon conversion of or exchange for any other securities. 1b. There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. 1c. Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. 1d. Relates to the resale or other distribution by the selling shareholders named herein of up to 6,667,042 ordinary shares of the Registrant. 1e. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices for a share of the Registrant's ordinary shares as reported on the Nasdaq Global Market on August 8, 2025, which date is a date within five business days prior to the filing of this registration statement. 1f. Calculated in accordance with Rule 457(c) under the Securities Act with respect to the 6,667,042 ordinary shares registered pursuant to this prospectus that have not previously been registered.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-266888
Carry Forward Initial Effective Date	Sep. 23, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,540.00
Offering Note	2a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of common shares are registered hereunder that may be issued upon conversion of or exchange for any other securities. 2b. There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder.